Share Plans (Details 4) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 25, 2015	Sep. 26, 2014	Sep. 27, 2013	Sep. 25, 2009
Restricted stock unit awards
Share-based Compensation Arrangement by Share-based Payment Award
Restricted share awards, vesting dependent on passage of time, vesting period	4 years
Restricted share awards, vesting dependent on performance, vesting period	3 years
Total fair value of awards vested during the period	$ 39	$ 79	$ 64
Total unrecognized compensation cost related to non-vested awards	$ 31
Weighted-average period for recognizing compensation cost related to non-vested options	2 years 7 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested
Non-vested share awards at beginning of period (in shares)	2,411,300
Granted	598,089
Vested	(929,023)
Forfeited	(300,222)
Non-vested share awards at beginning of period (in shares)	1,780,144	2,411,300
Non-vested shares, weighted-average grant-date fair value at beginning of period (in dollars per share)	$ 28.59
Granted	42.31	$ 38.73	$ 27.66
Vested	25.56
Forfeited	30.60
Non-vested shares, weighted-average grant-date fair value at beginning of period (in dollars per share)	$ 33.98	$ 28.59
Performance Share Awards
Share-based Compensation Arrangement by Share-based Payment Award
Total fair value of awards vested during the period	$ 25	$ 0	$ 0
Total unrecognized compensation cost related to non-vested awards	$ 19
Weighted-average period for recognizing compensation cost related to non-vested options	1 year 11 months
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested
Non-vested share awards at beginning of period (in shares)	1,387,651
Granted	540,472
Adjustment	193,814
Vested	(886,008)
Forfeited	(226,699)
Non-vested share awards at beginning of period (in shares)	1,009,230	1,387,651
Non-vested shares, weighted-average grant-date fair value at beginning of period (in dollars per share)	$ 34.10
Granted	42.91	$ 39.01	$ 30.36
Adjustment, weighted average	30.36
Vested	30.36
Forfeited	35.09
Non-vested shares, weighted-average grant-date fair value at beginning of period (in dollars per share)	$ 40.02	$ 34.10
Deferred stock Units
Share-based Compensation Arrangement by Share-based Payment Award
Award vesting period				3 years